OTHER LONG TERM ASSETS	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
OTHER LONG TERM ASSETS

(in thousands of $)	Other long term asset	Prepaid charter hire expenses	Deferred tax asset	Total
Balance at December 31, 2017	1,500	8,887	294	10,681
Additions	—	1,836	—	1,836
Deductions	(500)	—	(23)	(523)
Balance at June 30, 2018	1,000	10,723	271	11,994

With reference to "Note 17 Related party transactions", in the third quarter of 2015 eight vessels were sold and leased back from Ship Finance International Limited ("Ship Finance") for a period of 10 years. The daily time charter rate is $17,600 during the first seven years and $14,900 in the remaining six years, including the three years optional period of the vessel owner. We have straight lined the total charterhire expense over the lease term of 13 years. An amount of $1.8 million was credited to charterhire expenses during the six months ended June 30, 2018, with the corresponding asset presented as part of other long term assets. We will begin to amortize this asset when the daily charter hire rate is reduced in the third quarter of 2022.

The seller's credit receivable originates from a sale of a vessel in 2009. In the six months ended June 30, 2018 and 2017, we recognized total interest income of $0.2 million, respectively.